[FRONT COVER]

SEMI-ANNUAL REPORT
April 30, 2002

[COVER GRAPHIC OMITTED: ACORN, COLUMN, GRADUATION CAP, HANDSHAKE]

         GALAXY INSTITUTIONAL MONEY MARKET FUNDS
         GALAXY FUNDS

                  Galaxy Institutional Government
                  Money Market Fund

                  Galaxy Institutional
                  Money Market Fund

                  Galaxy Institutional Treasury
                  Money Market Fund

                                             [GRAPHIC OMITTED]
                                             GALAXY FUNDS LOGO

--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

U.S. AGENCY OBLIGATIONS - 83.37%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.79%

$ 10,000,000    1.88%, 05/02/02 (A).........................  $   9,999,478
  10,000,000    1.74%, 05/09/02 (A).........................      9,996,133
  10,000,000    1.83%, 05/09/02 (A).........................      9,995,933
   5,000,000    1.97%, 05/16/02 (A).........................      4,995,896
  15,000,000    1.81%, 06/19/02 (A).........................     14,963,046
  20,000,000    1.84%, 07/03/02 (A).........................     19,935,600
   5,000,000    1.74%, 07/05/02 (B).........................      5,000,000
  10,000,000    1.77%, 07/17/02 (A).........................      9,962,142
  10,000,000    1.77%, 08/05/02 (A).........................      9,952,800
  10,000,000    1.97%, 09/11/02 (A).........................      9,927,219
  10,000,000    6.38%, 10/15/02 ............................     10,176,923
  10,000,000    2.02%, 10/16/02 (A).........................      9,905,733
  10,000,000    1.93%, 10/18/02 (A).........................      9,908,861
  10,000,000    1.72%, 11/29/02 (B).........................      9,998,399
                                                              -------------
                                                                144,718,163
                                                              -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.66%

   5,000,000    1.70%, 05/14/02 (A).........................      4,996,931
  10,000,000    1.76%, 05/30/02 (A).........................      9,985,822
  10,000,000    1.79%, 06/06/02 (A).........................      9,982,100
  10,000,000    1.82%, 07/18/02 (A).........................      9,960,567
  10,000,000    1.76%, 07/25/02 (A).........................      9,958,444
  15,000,000    1.90%, 08/12/02 (A).........................     14,918,458
  12,000,000    6.63%, 08/15/02 ............................     12,165,829
  10,000,000    1.89%, 08/16/02 (A).........................      9,943,825
  10,000,000    1.78%, 08/23/02 (A).........................      9,943,633
  15,000,000    1.93%, 09/18/02 (A).........................     14,887,417
                                                              -------------
                                                                106,743,026
                                                              -------------

                FEDERAL HOME LOAN BANK - 14.39%

  15,000,000    1.75%, 05/01/02 (A).........................     15,000,000
  10,000,000    1.77%, 05/15/02 (A).........................      9,993,117
  10,000,000    1.83%, 06/12/02 (A).........................      9,978,708
  10,000,000    1.73%, 08/09/02 (B).........................      9,999,386
  15,000,000    1.87%, 08/30/02 (A).........................     14,905,973
                                                              -------------
                                                                 59,877,184
                                                              -------------

 PAR VALUE                                             VALUE
-----------                                          ---------

                FEDERAL FARM CREDIT BANK - 8.53%

$ 13,000,000    1.75%, 05/17/02 (A).........................  $  12,989,889
  10,000,000    1.70%, 06/11/02 (B).........................     10,000,000
   2,528,000    1.78%, 06/27/02 (A).........................      2,520,875
   5,000,000    1.72%, 08/15/02 (B).........................      4,999,711
   5,000,000    1.91%, 09/20/02 (A).........................      4,962,331
                                                              -------------
                                                                 35,472,806
                                                              -------------
                TOTAL U.S. AGENCY OBLIGATIONS...............    346,811,179
                                                              -------------
                (Cost $346,811,179)

REPURCHASE AGREEMENT - 11.89%

  49,467,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $49,469,583
                (Collateralized by U.S. Treasury
                Bonds & Notes, 2.75% - 13.25%
                Due 08/15/2003 - 11/15/2028;
                Total Par $43,487,847
                Market Value $50,456,433)...................     49,467,000
                                                              -------------
                TOTAL REPURCHASE AGREEMENT..................     49,467,000
                                                              -------------
                (Cost $49,467,000)
  SHARES
  ------

INVESTMENT COMPANIES - 4.85%

  20,000,000    Dreyfus Government Cash Management Fund.....     20,000,000
     181,670    Federated U.S. Treasury Cash Reserve                181,670
                                                              -------------
                TOTAL INVESTMENT COMPANIES..................     20,181,670
                                                              -------------
                (Cost $20,181,670)

TOTAL INVESTMENTS - 100.11%.................................    416,459,849
                                                              -------------
(Cost $416,459,849)*

NET OTHER ASSETS AND LIABILITIES - (0.11)%..................       (440,062)
                                                              -------------
NET ASSETS - 100.00%........................................  $ 416,019,787
                                                              =============

-----------------------------

*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------



U.S. AGENCY OBLIGATIONS - 41.42%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.04%

 $26,106,000    1.97%, 05/16/02 (A).........................  $  26,084,571
  25,000,000    1.80%, 06/05/02 (A).........................     24,956,250
   7,922,000    1.81%, 06/19/02 (A).........................      7,902,483
  39,905,000    1.77%, 08/05/02 (A).........................     39,716,648
  10,000,000    1.97%, 09/11/02 (A).........................      9,927,220
  20,000,000    6.38%, 10/15/02 ............................     20,353,845
   5,000,000    2.02%, 10/16/02 (A).........................      4,952,867
  28,500,000    1.72%, 11/29/02 (C).........................     28,495,436
                                                              -------------
                                                                162,389,320
                                                              -------------

                FEDERAL HOME LOAN BANK - 12.02%

  25,000,000    1.82%, 06/12/02 (A).........................     24,946,771
  35,000,000    1.86%, 08/30/02 (A).........................     34,780,603
  25,000,000    2.50%, 11/01/02 ............................     25,000,000
                                                              -------------
                                                                 84,727,374
                                                              -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 6.36%

  10,000,000    1.79%, 06/06/02 ............................      9,982,100
  10,000,000    1.80%, 07/11/02 ............................      9,964,500
   5,000,000    1.90%, 08/12/02 ............................      4,972,820
  10,000,000    1.89%, 08/15/02 ............................      9,944,350
  10,000,000    1.78%, 08/30/02 ............................      9,940,172
                                                              -------------
                                                                 44,803,942
                                                              -------------

                TOTAL U.S. AGENCY OBLIGATIONS...............    291,920,636
                                                              -------------
                (Cost $291,920,636)

COMMERCIAL PAPER - 28.16%

                FINANCE - 26.74%

   1,540,000    ABN AMRO of N.A. Finance, Inc.
                1.80%, 07/19/02 (A).........................      1,533,917
  25,000,000    Aventis
                1.80%, 05/28/02 (A) (D).....................     24,966,250
  10,000,000    Barclays U.S. Funding Corp.
                1.81%, 05/07/02 (A).........................      9,996,983
  25,000,000    BP Amoco Capital Plc
                1.85%, 07/05/02 (A).........................     24,916,493
  10,000,000    CDC Commercial Paper Corp.
                1.77%, 05/06/02 (A) (D).....................      9,997,500
  15,000,000    CDC Commercial Paper Corp.
                1.91%, 06/21/02 (A) (D).....................     14,959,413
  15,000,000    Diageo Capital Plc
                1.81%, 09/30/02 (C) (D).....................     14,998,765
  25,000,000    General Electric Capital Corp.
                1.93%, 07/15/02 (A).........................     24,899,479


 PAR VALUE                                             VALUE
-----------                                          ---------



                FINANCE (CONTINUED)

 $25,000,000    Nestle Capital Corp.
                1.80%, 05/10/02 (A) (D).....................  $  24,988,750
  10,000,000    Shell Finance Plc
                1.79%, 06/06/02 (A).........................      9,982,100
  15,000,000    Shell Finance Plc
                1.97%, 10/24/02 (A).........................     14,855,533
   2,398,000    Verizon Global Funding, Inc.
                1.77%, 05/30/02 (A) (D).....................      2,394,581
  10,000,000    Verizon Network Funding, Inc.
                1.77%, 05/09/02 (A).........................      9,996,067
                                                              -------------
                                                                188,485,831
                                                              -------------

                CONSUMER STAPLES (A) - 1.42%

  10,000,000    Merck & Co., Inc.
                1.77%, 05/06/02 ............................      9,997,541
                                                              -------------
                TOTAL COMMERCIAL PAPER......................    198,483,372
                                                              -------------
                (Cost $198,483,372)

MUNICIPAL SECURITIES - 17.45%

                ARKANSAS - 0.99%

   7,000,000    Union County, IDR, Del-Tin Fiber Project
                2.00%, 10/01/27 (C)
                LOC: Bank One, N.A..........................      7,000,000
                                                              -------------

                CALIFORNIA - 3.37%

  10,500,000    Los Angeles, Community Redevelopment
                Agency, Series A
                2.10%, 12/01/18 (C)
                LOC: FSA
                SPA: Credit Suisse First Boston.............     10,500,000
  13,250,000    San Jose Financing Authority
                Lease Revenue, Hayes Mansion
                Series C
                2.00%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia....................     13,250,000
                                                              -------------
                                                                 23,750,000

                                                              -------------

                FLORIDA - 0.43%

  2,000,000     Collier County, IDA, Health Care Facilities
                Community Health, Series B
                2.05%, 11/01/19 (C)
                LOC: First Union National Bank..............      2,000,000
  1,070,000     Dade County, Expressway Authority
                2.00%, 07/01/19 (C)
                LOC: FGIC
                SPA: FGIC SPI...............................      1,070,000
                                                              -------------
                                                                  3,070,000
                                                              -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------



                GEORGIA - 1.88%

$  3,970,000    Dekalb County
                Development Authority Revenue
                Emory University Project
                1.95%, 06/04/02 ............................  $   3,970,000
   9,265,000    Private Colleges & Universities Authority
                Emory University Project, Series B
                2.00%, 11/01/29 (C).........................      9,265,000
                                                              -------------
                                                                 13,235,000
                                                              -------------

                ILLINOIS - 0.71%

   5,000,000    Illinois Student Assistance
                Community Student Loan, Series B
                1.98%, 09/01/31 (C)
                LOC: Bank One, N.A..........................      5,000,000
                                                              -------------

                MAINE - 1.28%

   9,000,000    Portland, Taxable Pension Bonds, GO
                2.00%, 06/01/26 (C)
                SPA: Landesbank Hessen-Thuringen GZ ........      9,000,000
                                                              -------------

                MARYLAND - 1.36%

   3,855,000    Baltimore County, Oak Crest Village Project
                Series B
                2.10%, 01/01/29 (C)
                LOC: First Union National Bank..............      3,855,000
   2,945,000    Maryland State HEFA
                Charlestown Project, Series B
                2.00%, 01/01/28 (C)
                LOC: First Union National Bank..............      2,945,000
   2,800,000    Maryland State HEFA
                Glen Meadows Retirement, Series B
                2.00%, 07/01/29 (C)
                LOC: First Union National Bank..............      2,800,000
                                                              -------------
                                                                  9,600,000
                                                              -------------

 PAR VALUE                                             VALUE
-----------                                          ---------



                NEW YORK - 4.12%

 $21,055,000    New York City, Series B, GO
                1.95%, 06/04/02
                Insured: FGIC...............................  $  21,055,000
   8,000,000    New York State HFA, Series B
                1.93%, 11/01/33 (C)
                LOC: Bayersiche Hypo-Und Vereins Bank AG ...      7,999,855
                                                              -------------
                                                                 29,054,855
                                                              -------------

                TEXAS - 2.84%

  20,000,000    Electric Reliability Council, Inc.
                1.80%, 05/09/02
                LOC: Landesbank Hessen-Thuringen GZ              20,000,000
                                                              -------------

                VIRGINIA - 0.47%

   3,300,000    Norfolk Parking Facility Improvement
                Systems, Series A
                2.00%, 02/01/09 (C)
                LOC: Bank of America, N.A...................      3,300,000
                                                              -------------
                TOTAL MUNICIPAL SECURITIES..................    123,009,855
                                                              -------------
                (Cost $123,009,855)

CERTIFICATES OF DEPOSIT - 6.99%

 39,300,000     National City Bank of Cleveland
                1.77%, 09/24/02 (B).........................     39,300,000
 10,000,000     Royal Bank of Canada, Yankee
                1.69%, 07/31/02 ............................      9,998,360
                                                              -------------
                TOTAL CERTIFICATES OF DEPOSIT...............     49,298,360
                                                              -------------
                (Cost $49,298,360)

CORPORATE NOTES AND BONDS - 2.89%

  1,000,000     Chase Manhattan Corp.
                7.63%, 01/15/03 ............................      1,035,647
 19,300,000     Wells Fargo Bank, N.A., Bank Note
                1.80%, 01/21/03 (B).........................     19,300,000
                                                              -------------
                TOTAL CORPORATE NOTES AND BONDS.............     20,335,647
                                                              -------------
                (Cost $20,335,647)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

 SHARES                                                VALUE
-----------                                          ---------

INVESTMENT COMPANIES - 3.11%

  15,000,000    Dreyfus Cash Management
                Money Market Fund...........................  $  15,000,000
   6,885,000    Federated Prime Obligations
                Money Market Trust Fund.....................      6,885,000
                                                              -------------
                TOTAL INVESTMENT COMPANIES..................     21,885,000
                                                              -------------
                (Cost $21,885,000)
TOTAL INVESTMENTS - 100.02%.................................    704,932,870
                                                              -------------
(Cost $704,932,870)*
NET OTHER ASSETS AND LIABILITIES - (0.02)%..................       (134,673)
                                                              -------------
NET ASSETS - 100.00%........................................  $ 704,798,197
                                                              =============

-------------------------------------

*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2002.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2002.
(D) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. On April 30, 2002, these securities amounted to $92,305,259 or 13.10% of net assets.

AMBAC    American Municipal Bond Assurance Corp.
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health & Educational Facilities Authority
HFA      Housing Finance Authority
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LOC      Letter of Credit
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.18%

                U.S. TREASURY BILLS (A) - 39.74%

$200,000,000    1.71%, 05/02/02 ............................  $ 199,990,500
 140,000,000    1.72%, 05/02/02 ............................    139,993,330
  75,000,000    1.65%, 05/16/02 ............................     74,946,718
  42,000,000    2.05%, 05/16/02 ............................     41,963,950
 150,000,000    1.74%, 06/06/02 ............................    149,738,625
 100,000,000    1.89%, 06/06/02 ............................     99,811,000
 100,000,000    1.69%, 07/18/02 ............................     99,631,667
 100,000,000    1.70%, 07/18/02 ............................     99,630,581
  50,000,000    1.73%, 07/25/02 ............................     49,794,582
 100,000,000    1.73%, 07/25/02 ............................     99,589,165
 125,000,000    1.80%, 07/25/02 ............................    124,468,750
 100,000,000    1.82%, 08/01/02 ............................     99,528,500
 150,000,000    1.83%, 08/01/02 ............................    149,290,832
 125,000,000    1.76%, 08/15/02 ............................    124,352,222
 150,000,000    1.75%, 08/29/02 ............................    149,127,500
  50,000,000    1.85%, 09/05/02 ............................     49,668,389
  25,000,000    1.86%, 09/05/02 ............................     24,833,754
  75,000,000    1.91%, 10/10/02 ............................     74,351,998
 100,000,000    1.84%, 10/17/02 ............................     99,131,527
 100,000,000    1.85%, 10/17/02 ............................     99,131,528
                                                              -------------
                                                              2,048,975,118
                                                              -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.30%

 100,000,000    1.75%, 05/02/02 (A).........................     99,995,139
  45,255,000    1.87%, 05/02/02 (A).........................     45,252,637
  50,000,000    1.87%, 05/16/02 (A).........................     49,960,833
  75,000,000    1.74%, 07/05/02 (B).........................     75,000,000
  26,000,000    6.38%, 10/15/02 ............................     26,459,999
  80,000,000    1.72%, 11/29/02 (B).........................     79,987,189
                                                              -------------
                                                                376,655,797
                                                              -------------

                U.S. TREASURY NOTES - 5.33%

  50,000,000    6.50%, 05/31/02 ............................     50,100,468
 125,000,000    6.63%, 05/31/02 ............................    125,264,439
  50,000,000    5.88%, 09/30/02 ............................     50,676,944
  48,000,000    6.00%, 09/30/02 ............................     48,674,445
                                                              -------------
                                                                274,716,296
                                                              -------------

                FEDERAL FARM CREDIT BANK (B) - 1.94%

 100,000,000    1.70%, 06/18/02 ............................    100,000,000
                                                              -------------

                FEDERAL HOME LOAN BANK - 1.94%

  50,000,000    1.73%, 08/09/02 (B).........................     49,996,929
  50,000,000    2.50%, 11/01/02 ............................     50,000,000
                                                              -------------
                                                                 99,996,929
                                                              -------------

 PAR VALUE                                             VALUE
-----------                                          ---------


                FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 1.93%

$100,000,000    2.02%, 05/23/02 ............................  $  99,876,556
                                                              -------------
                TOTAL U.S. GOVERNMENT
                AND AGENCY OBLIGATIONS......................  3,000,220,696
                                                              -------------
                (Cost $3,000,220,696)

REPURCHASE AGREEMENTS - 41.84%

 692,143,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $692,179,145
                (Collateralized by U.S. Treasury
                Bonds & Notes, 2.75% - 13.25%
                Due 08/15/2003 - 11/15/2028;
                Total Par $608,482,603
                Market Value $705,987,159)..................    692,143,000
 350,000,000    Repurchase Agreement with:
                Goldman Sachs & Co.
                1.87%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $350,018,181
                (Collateralized by U.S. Treasury
                Bills, Bonds & Notes, zero coupon - 13.25%
                Due 05/30/2002 - 02/15/2031;
                Total Par $321,338,000
                Market Value $357,000,153)..................    350,000,000
 175,000,000    Repurchase Agreement with:
                Greenwich Capital Markets
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $175,009,139
                (Collateralized by U.S. Treasury
                Notes 3.50% - 6.50%
                Due 05/31/2003 - 08/15/2011;
                Total Par $168,608,583
                Market Value $178,500,678)..................    175,000,000
 190,000,000    Repurchase Agreement with:
                J. P. Morgan Chase & Co.
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $190,009,922
                (Collateralized by U.S. Treasury
                Bills & Notes, zero coupon - 4.00%
                Due 05/16/2002 - 01/15/2012;
                Total Par $190,508,972
                Market Value $193,800,439)..................    190,000,000
 325,000,000    Repurchase Agreement with:
                Morgan Stanley & Co.
                1.80%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $325,016,250
                (Collateralized by U.S. Treasury
                Bills & Bonds, zero coupon - 6.25%
                Due 06/20/2002 - 08/15/2023;
                Total Par $312,935,000
                Market Value $331,573,059)..................    325,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

REPURCHASE AGREEMENTS (CONTINUED)

 $425,000,000   Repurchase Agreement with:
                Salomon Smith Barney
                1.88%, Due 05/01/2002, dated 04/30/02
                Repurchase Price $425,022,194
                (Collateralized by U.S. Treasury
                Bonds & Notes 6.25% - 8.88%
                Due 06/30/2002 - 05/15/2030;
                Total Par $370,900,181
                Market Value $433,719,141)..................  $ 425,000,000
                                                              -------------
                TOTAL REPURCHASE AGREEMENTS.................  2,157,143,000
                                                              -------------
                (Cost $2,157,143,000)
TOTAL INVESTMENTS - 100.02%.................................  5,157,363,696
                                                              -------------
(Cost $5,157,363,696)*
NET OTHER ASSETS AND LIABILITIES - (0.02)%..................     (1,054,098)
                                                              -------------
NET ASSETS - 100.00%........................................ $5,156,309,598
                                                              =============

-----------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)


                                                                   INSTITUTIONAL GOVERNMENT   INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                       MONEY MARKET FUND     MONEY MARKET FUND   MONEY MARKET FUND
                                                                        --------------        --------------       --------------
ASSETS:
   Investments
     Investments at amortized cost (Note 2)........................     $  366,992,849        $  704,932,870       $3,000,220,696
     Repurchase agreement..........................................         49,467,000                    --        2,157,143,000
                                                                        --------------        --------------       --------------
       Total Investments at value..................................        416,459,849           704,932,870        5,157,363,696
   Cash............................................................                 63                   143                  163
   Interest and dividends receivable...............................            235,076               724,832            6,327,969
                                                                        --------------        --------------       --------------
     Total Assets..................................................        416,694,988           705,657,845        5,163,691,828
                                                                        --------------        --------------       --------------

LIABILITIES:
   Distributions payable...........................................            545,698               639,196            6,035,638
   Advisory fee payable............................................             70,689               122,393              858,702
   Payable to Fleet affiliates.....................................                 --                    --               22,713
   Payable to Administrator (Note 3)...............................             27,222                51,058              294,541
   Trustees' fees and expenses payable (Note 3)....................             10,666                10,083               59,120
   Accrued expenses and other payables.............................             20,926                36,918              111,516
                                                                        --------------        --------------       --------------
     Total Liabilities.............................................            675,201               859,648            7,382,230
                                                                        --------------        --------------       --------------
NET ASSETS.........................................................     $  416,019,787        $  704,798,197       $5,156,309,598
                                                                        ==============        ==============       ==============

NET ASSETS CONSIST OF:
   Par value (Note 5)..............................................     $      416,020        $      704,807       $    5,156,313
   Paid-in capital in excess of par value..........................        415,603,769           704,094,370        5,151,085,094
   Undistributed net investment income.............................              5,152                   664               53,079
   Accumulated net realized gain (loss) on investments sold........             (5,154)               (1,644)              15,112
                                                                        --------------        --------------       --------------
TOTAL NET ASSETS...................................................     $  416,019,787        $  704,798,197       $5,156,309,598
                                                                        ==============        ==============       ==============
Class I Shares:
   Net assets......................................................     $  416,019,787        $  704,689,871       $5,090,795,710
   Shares of beneficial interest outstanding.......................        416,019,863           704,698,336        5,090,775,822
                                                                        --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share........     $         1.00        $         1.00       $         1.00
                                                                        ==============        ==============       ==============
Class II Shares:
   Net assets......................................................                N/A        $       52,669       $       52,676
   Shares of beneficial interest outstanding.......................                N/A                52,677               52,676
                                                                        --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share........                N/A        $         1.00       $         1.00
                                                                        ==============        ==============       ==============

Class III Shares:
   Net assets......................................................                N/A        $       55,657       $   65,461,212
   Shares of beneficial interest outstanding.......................                N/A                55,643           65,484,936
                                                                        --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share........                N/A        $         1.00       $         1.00
                                                                        ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)


                                                                   INSTITUTIONAL GOVERNMENT    INSTITUTIONAL  INSTITUTIONAL TREASURY
                                                                       MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                        --------------        --------------       --------------

INVESTMENT INCOME:
   Interest (Note 2)...............................................     $    4,003,103        $   10,170,718       $   57,258,407
   Dividends (Note 2)..............................................             10,207                29,493                   --
                                                                        --------------        --------------       --------------
     Total investment income.......................................          4,013,310            10,200,211           57,258,407
                                                                        --------------        --------------       --------------
EXPENSES:
Investment advisory fee (Note 3)...................................            378,782               964,967            5,433,134
Administration fee (Note 3)........................................            122,982               313,688            1,765,769
Custodian fee......................................................              5,626                11,158               14,629
Fund accounting fee (Note 3).......................................             25,834                59,376               70,353
Professional fees (Note 3).........................................             13,686                33,825              117,198
Shareholder servicing fee (Note 3).................................                 --                   378               66,078
Transfer agent fee (Note 3)........................................              2,625                 2,871               56,661
Trustees' fees and expenses (Note 3)...............................              2,191                 8,668               46,627
Reports to shareholders............................................                350                 8,643              107,337
Miscellaneous......................................................              8,006                65,874               76,865
                                                                        --------------        --------------       --------------
Total expenses before reimbursement/waiver (Note 4)................            560,082             1,469,448            7,754,651
                                                                        --------------        --------------       --------------
Less: reimbursement/waiver (Note 4)................................             (3,868)               (3,982)             (13,480)
                                                                        --------------        --------------       --------------
Total expenses net of reimbursement/waiver.........................            556,214             1,465,466            7,741,171
                                                                        --------------        --------------       --------------
NET INVESTMENT INCOME..............................................          3,457,096             8,734,745           49,517,236
                                                                        --------------        --------------       --------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)..............                 --                  (272)                 469
                                                                        --------------        --------------       --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............     $    3,457,096        $    8,734,473       $   49,517,705
                                                                        ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         INSTITUTIONAL GOVERNMENT
                                                                             MONEY MARKET FUND
                                                                    -----------------------------------
                                                                     SIX MONTHS ENDED
                                                                     APRIL 30, 2002       YEAR ENDED
                                                                       (UNAUDITED)     OCTOBER 31, 2001
                                                                      ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD..................................   $324,271,618       $252,482,040
                                                                      ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...........................................      3,457,096         14,088,762
   Net realized gain (loss) on investments sold....................             --                 --
                                                                      ------------       ------------
     Net increase in net assets resulting from operations..........      3,457,096         14,088,762
                                                                      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   CLASS I SHARES:
     Net investment income.........................................     (3,456,996)       (14,088,862)
                                                                      ------------       ------------
   CLASS II SHARES:
     Net investment income.........................................            N/A                N/A
                                                                      ------------       ------------
   CLASS III SHARES:
     Net investment income.........................................            N/A                N/A
                                                                      ------------       ------------
       Total Distributions to shareholders.........................     (3,456,996)       (14,088,862)
                                                                      ------------       ------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).................     91,748,069         71,789,678
                                                                      ------------       ------------
   Net increase (decrease)in net assets............................     91,748,169         71,789,578
                                                                      ------------       ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................   $416,019,787       $324,271,618
                                                                      ============       ------------
(A) Undistributed net investment income............................   $      5,152       $      5,052
                                                                      ============       ------------




                                                                          INSTITUTIONAL
                                                                        MONEY MARKET FUND
                                                           ---------------------------------------
                                                            SIX MONTHS ENDED
                                                            APRIL 30, 2002           YEAR ENDED
                                                              (UNAUDITED)         OCTOBER 31, 2001
                                                            ---------------       ----------------
NET ASSETS AT BEGINNING OF PERIOD.......................... $ 1,035,644,762        $  511,439,866
                                                            ---------------        --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...................................       8,734,745            28,977,057
   Net realized gain (loss) on investments sold............            (272)                1,378
                                                            ---------------        --------------
     Net increase in net assets resulting from operations..       8,734,473            28,978,435
                                                            ---------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   CLASS I SHARES:
     Net investment income.................................      (8,731,320)          (28,976,884)
                                                            ---------------        --------------
   CLASS II SHARES:
     Net investment income.................................            (439)                 (246)
                                                            ---------------        --------------
   CLASS III SHARES:
     Net investment income.................................          (2,683)                 (227)
                                                            ---------------        --------------
       Total Distributions to shareholders.................      (8,734,442)          (28,977,357)
                                                            ---------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).........    (330,846,596)          524,203,818
                                                            ---------------        --------------
   Net increase (decrease)in net assets....................    (330,846,565)          524,204,896
                                                            ---------------        --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)............. $   704,798,197        $1,035,644,762
                                                            ---------------        --------------
(A) Undistributed net investment income.................... $           664        $          361
                                                            ---------------        --------------




                                                                     INSTITUTIONAL TREASURY
                                                                        MONEY MARKET FUND
                                                            ----------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)        OCTOBER 31, 2001
                                                              -----------------    -----------------
NET ASSETS AT BEGINNING OF PERIOD..........................     $5,422,419,574       $4,829,761,618
                                                                --------------       --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...................................         49,517,236          212,750,163
   Net realized gain (loss) on investments sold............                469               13,851
                                                                --------------       --------------
     Net increase in net assets resulting from operations..         49,517,705          212,764,014
                                                                --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   CLASS I SHARES:
     Net investment income.................................        (49,098,218)        (212,410,860)
                                                                --------------       --------------
   CLASS II SHARES:
     Net investment income.................................               (444)                (231)
                                                                --------------       --------------
   CLASS III SHARES:
     Net investment income.................................           (418,574)            (335,119)
                                                                --------------       --------------
       Total Distributions to shareholders.................        (49,517,236)        (212,746,210)
                                                                --------------       --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).........       (266,110,445)         592,640,152
                                                                --------------       --------------
   Net increase (decrease)in net assets....................       (266,109,976)         592,657,956
                                                                --------------       --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).............     $5,156,309,598       $5,422,419,574
                                                                --------------       --------------
(A) Undistributed net investment income....................     $       53,079       $       53,079
                                                                --------------       --------------

 --------------------------------------------------------
 (1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 12 and 13.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     10 - 11

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY


                                                                                                   INSTITUTIONAL GOVERNMENT
                                                                                                       MONEY MARKET FUND
                                                                                              -----------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                               APRIL 30, 2002       YEAR ENDED
                                                                                                 (UNAUDITED)     OCTOBER 31, 2001
                                                                                              ----------------   ----------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold.............................................................................            $367,334,587       $720,585,023
   Issued in connection with acquisition (Note 6)...................................                      --                 --
   Issued to shareholders in reinvestment of dividends .............................                  48,452            171,391
   Repurchased .....................................................................            (275,634,970)      (648,966,736)
                                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding ...................................            $ 91,748,069       $ 71,789,678
                                                                                                ============       ============
CLASS II SHARES:
   Sold ............................................................................                     N/A                N/A
   Issued to shareholders in reinvestment of dividends .............................                     N/A                N/A
   Repurchased .....................................................................                     N/A                N/A
                                                                                                ------------       ------------
   Net increase in shares outstanding ..............................................                     N/A                N/A
                                                                                                ============       ============
CLASS III SHARES:
   Sold ............................................................................                     N/A                N/A
   Issued in connection with acquisition (Note 6)...................................                     N/A                N/A
   Issued to shareholders in reinvestment of dividends .............................                     N/A                N/A
   Repurchased .....................................................................                     N/A                N/A
                                                                                                ------------       ------------
   Net increase in shares outstanding ..............................................                     N/A                N/A
                                                                                                ============       ============
SHARE ACTIVITY

CLASS I SHARES:
   Sold ............................................................................             367,334,587        720,585,097
   Issued in connection with acquisition (Note 6)...................................                      --                 --
   Issued to shareholders in reinvestment of dividends .............................                  48,452            171,391
   Repurchased .....................................................................            (275,634,970)      (648,966,736)
                                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding ...................................              91,748,069         71,789,752
                                                                                                ============       ============
CLASS II SHARES:
   Sold ............................................................................                     N/A                N/A
   Issued to shareholders in reinvestment of dividends .............................                     N/A                N/A
   Repurchased .....................................................................                     N/A                N/A
                                                                                                ------------       ------------
   Net increase in shares outstanding ..............................................                     N/A                N/A
                                                                                                ============       ============
CLASS III SHARES:
   Sold ............................................................................                     N/A                N/A
   Issued in connection with acquisition (Note 6)...................................                     N/A                N/A
   Issued to shareholders in reinvestment of dividends .............................                     N/A                N/A
   Repurchased .....................................................................                     N/A                N/A
                                                                                                ------------       ------------
   Net increase in shares outstanding ..............................................                     N/A                N/A
                                                                                                ============       ============






                                                                                  INSTITUTIONAL
                                                                                MONEY MARKET FUND
                                                                   ----------------------------------------
                                                                    SIX MONTHS ENDED
                                                                     APRIL 30, 2002          YEAR ENDED
                                                                       (UNAUDITED)        OCTOBER 31, 2001
                                                                    ----------------     ------------------
DOLLAR AMOUNTS

CLASS I SHARES:
   Sold...........................................................  $ 2,635,198,619        $4,975,816,153
   Issued in connection with acquisition (Note 6).................               --           437,128,341
   Issued to shareholders in reinvestment of dividends ...........        2,725,053            16,702,315
   Repurchased ...................................................   (2,968,774,122)       (4,905,547,457)
                                                                    ---------------        --------------
   Net increase (decrease) in shares outstanding .................  $  (330,850,450)       $  524,099,352
                                                                    ===============        ==============
CLASS II SHARES:
   Sold ..........................................................  $            --        $       52,000
   Issued to shareholders in reinvestment of dividends ...........              439                   238
   Repurchased ...................................................               --                    --
                                                                    ---------------        --------------
   Net increase in shares outstanding ............................  $           439        $       52,238
                                                                    ===============        ==============
CLASS III SHARES:
   Sold ..........................................................  $     2,644,900        $       52,000
   Issued in connection with acquisition (Note 6).................               --                    --
   Issued to shareholders in reinvestment of dividends ...........            2,650                   228
   Repurchased ...................................................       (2,644,135)                   --
                                                                    ---------------        --------------
   Net increase in shares outstanding ............................  $         3,415        $       52,228
                                                                    ===============        ==============
SHARE ACTIVITY

CLASS I SHARES:
   Sold ..........................................................     2,635,198,619        4,975,816,153
   Issued in connection with acquisition (Note 6).................               --           437,135,341
   Issued to shareholders in reinvestment of dividends ...........        2,725,053            16,702,315
   Repurchased ...................................................   (2,968,774,122)       (4,905,547,457)
                                                                    ---------------        --------------
   Net increase (decrease) in shares outstanding .................     (330,850,450)          524,106,352
                                                                    ===============        ==============
CLASS II SHARES:
   Sold ..........................................................               --                52,000
   Issued to shareholders in reinvestment of dividends ...........              439                   238
   Repurchased ...................................................               --                    --
                                                                    ---------------        --------------
   Net increase in shares outstanding ............................              439                52,238
                                                                    ===============        ==============
CLASS III SHARES:
   Sold ..........................................................        2,644,900                52,000
   Issued in connection with acquisition (Note 6).................               --                    --
   Issued to shareholders in reinvestment of dividends ...........            2,650                   228
   Repurchased ...................................................       (2,644,135)                   --
                                                                    ---------------        --------------
   Net increase in shares outstanding ............................            3,415                52,228
                                                                    ===============        ==============






                                                                            INSTITUTIONAL TREASURY
                                                                               MONEY MARKET FUND
                                                                  --------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2002          YEAR ENDED
                                                                      (UNAUDITED)        OCTOBER 31, 2001
                                                                   -----------------   -------------------
DOLLAR AMOUNTS

CLASS I SHARES:
   Sold...........................................................   $4,041,552,626     $ 11,370,181,729
   Issued in connection with acquisition (Note 6).................               --                   --
   Issued to shareholders in reinvestment of dividends ...........        6,748,493           39,467,149
   Repurchased ...................................................   (4,335,771,644)     (10,861,164,149)
                                                                     --------------     ----------------
   Net increase (decrease) in shares outstanding .................   $ (287,470,525)    $    548,484,729
                                                                     ==============     ================
CLASS II SHARES:
   Sold ..........................................................   $           --     $         52,000
   Issued to shareholders in reinvestment of dividends ...........              444                  232
   Repurchased ...................................................               --                   --
                                                                     --------------     ----------------
   Net increase in shares outstanding ............................   $          444     $         52,232
                                                                     ==============     ================
CLASS III SHARES:
   Sold ..........................................................   $   97,301,759     $     92,275,107
   Issued in connection with acquisition (Note 6).................               --           30,070,054
   Issued to shareholders in reinvestment of dividends ...........          391,036              335,783
   Repurchased ...................................................      (76,333,159)         (78,577,753)
                                                                     --------------     ----------------
   Net increase in shares outstanding ............................   $   21,359,636     $     44,103,191
                                                                     ==============     ================
SHARE ACTIVITY

CLASS I SHARES:
   Sold ..........................................................    4,041,552,626       11,370,181,729
   Issued in connection with acquisition (Note 6).................               --                   --
   Issued to shareholders in reinvestment of dividends ...........        6,748,493           39,467,149
   Repurchased ...................................................   (4,335,771,644)     (10,861,164,149)
                                                                     --------------     ----------------
   Net increase (decrease) in shares outstanding .................     (287,470,525)         548,484,729
                                                                     ==============     ================
CLASS II SHARES:
   Sold ..........................................................               --               52,000
   Issued to shareholders in reinvestment of dividends ...........              444                  232
   Repurchased ...................................................               --                   --
                                                                     --------------     ----------------
   Net increase in shares outstanding ............................              444               52,232
                                                                     ==============     ================
CLASS III SHARES:
   Sold ..........................................................       97,301,759           92,275,107
   Issued in connection with acquisition (Note 6).................               --           30,092,163
   Issued to shareholders in reinvestment of dividends ...........          391,036              335,783
   Repurchased ...................................................      (76,333,159)         (78,577,753)
                                                                     --------------     ----------------
   Net increase in shares outstanding ............................       21,359,636           44,125,300
                                                                     ==============     ================



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     12 - 13

--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     INCOME FROM
                                                                     INVESTMENT                LESS
                                                                     OPERATIONS            DISTRIBUTIONS
                                                                     -----------           -------------
                                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                                 VALUE                   NET                 FROM NET              (DECREASE)
                                               BEGINNING             INVESTMENT             INVESTMENT               IN NET
                                               0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                                               ----------           ------------            ------------           ------------
 CLASS I
04/30/02 (unaudited)                            $1.00                   $0.01                 $(0.01)                  $--
10/31/01                                         1.00                    0.05                  (0.05)                   --
10/31/00                                         1.00                    0.06                  (0.06)                   --
10/31/99                                         1.00                    0.05                  (0.05)                   --
10/31/98                                         1.00                    0.05                  (0.05)                   --
10/31/97                                         1.00                    0.05                  (0.05)                   --





                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       ---------------------------------------------------------------------------
                                                                           RATIO OF NET         RATIO OF            RATIO OF
                                                                            INVESTMENT         OPERATING           OPERATING
                            NET ASSET                    NET ASSETS           INCOME            EXPENSES            EXPENSES
                              VALUE                        END OF            INCLUDING          INCLUDING           EXCLUDING
                             END OF         TOTAL          PERIOD         REIMBURSEMENT/     REIMBURSEMENT/      REIMBURSEMENT/
                             PERIOD        RETURN         (IN 000S)           WAIVER             WAIVER              WAIVER
                           ----------    ----------    --------------   -----------------  ------------------   ------------------
 CLASS I
04/30/02 (unaudited)          $1.00         0.92%**       $416,020             1.83%*             0.29%*              0.30%*
10/31/01                       1.00         4.71%          324,272             4.55%              0.27%               0.34%
10/31/00                       1.00         6.09%          252,482             5.94%              0.20%               0.35%
10/31/99                       1.00         4.92%          222,443             4.82%              0.20%               0.38%
10/31/98                       1.00         5.32%          200,319             5.17%              0.20%               0.36%
10/31/97                       1.00         5.09%          175,141             4.94%              0.19%               0.33%


---------------------------------
*    Annualized
**   Not Annualized
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.05, $0.06,
     $0.05, $0.05 and $0.05, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      14 - 15

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     INCOME FROM
                                                                     INVESTMENT                LESS
                                                                     OPERATIONS            DISTRIBUTIONS
                                                                     -----------           -------------
                                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                                 VALUE                   NET                 FROM NET              (DECREASE)
                                               BEGINNING             INVESTMENT             INVESTMENT               IN NET
                                               0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                                               ----------           ------------            ------------           ------------
CLASS I
04/30/02 (unaudited)                            $1.00                   $0.01                 $(0.01)                  $--
10/31/01                                         1.00                    0.05                  (0.05)                   --
10/31/00(1)                                      1.00                    0.03                  (0.03)                   --
05/31/00                                         1.00                    0.05                  (0.05)                   --
05/31/99                                         1.00                    0.05                  (0.05)                   --
05/31/98(2)                                      1.00                    0.03                  (0.03)                   --

CLASS II
04/30/02 (unaudited)                             1.00                    0.01                  (0.01)                   --
10/31/01(3)                                      1.00                    0.03                  (0.03)                   --

CLASS III
04/30/02 (unaudited)                             1.00                    0.01                  (0.01)                   --
10/31/01(3)                                      1.00                    0.02                  (0.02)                   --






                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       ---------------------------------------------------------------------------
                                                                           RATIO OF NET         RATIO OF            RATIO OF
                                                                            INVESTMENT         OPERATING           OPERATING
                            NET ASSET                    NET ASSETS           INCOME            EXPENSES            EXPENSES
                              VALUE                        END OF            INCLUDING          INCLUDING           EXCLUDING
                             END OF         TOTAL          PERIOD         REIMBURSEMENT/     REIMBURSEMENT/      REIMBURSEMENT/
                             PERIOD        RETURN         (IN 000S)           WAIVER             WAIVER              WAIVER
                           ----------    ----------    --------------   -----------------  ------------------   ------------------
 CLASS I
04/30/02 (unaudited)           $1.00        0.89%**       $  704,690           1.81%*             0.30%*              0.30%*
10/31/01                        1.00        4.64%          1,035,540           4.27%              0.30%               0.31%
10/31/00(1)                     1.00        2.68%**          511,440           6.33%*             0.29%*              0.31%*
05/31/00                        1.00        5.43%            696,613           5.35%              0.30%               0.30%
05/31/99                        1.00        5.10%            516,901           4.93%              0.30%               0.35%
05/31/98(2)                     1.00        5.55%**          302,338           5.36%*             0.27%*              0.42%*

CLASS II
04/30/02 (unaudited)            1.00        0.84%**               53           1.73%*             0.40%*              0.40%*
10/31/01(3)                     1.00        2.55%**               52           4.18%*             0.39%*              0.40%*

CLASS III
04/30/02 (unaudited)            1.00        0.35%**               56           1.62%*             0.49%*              0.56%*
10/31/01(3)                     1.00        2.43%**               52           4.07%*             0.49%*              0.50%*



-------------------------------------------------
*   Annualized
**  Not Annualized
(1) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one Class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money Market Fund.
(2) For the period from commencement of operations beginning on November 5, 1997.
(3) The Fund began offering Class II Shares and Class III Shares on March 1,
    2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $0.01, $0.05 and $0.03, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.01 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.01 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     16 - 17

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     INCOME FROM
                                                                     INVESTMENT                LESS
                                                                     OPERATIONS            DISTRIBUTIONS
                                                                     -----------           -------------
                                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                                 VALUE                   NET                 FROM NET              (DECREASE)
                                               BEGINNING             INVESTMENT             INVESTMENT               IN NET
                                               0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                                               ----------           ------------            ------------           ------------
CLASS I
04/30/02 (unaudited)                            $1.00                   $0.01                 $(0.01)                  $--
10/31/01                                         1.00                    0.05                  (0.05)                   --
10/31/00(1)                                      1.00                    0.03                  (0.03)                   --
05/31/00                                         1.00                    0.05                  (0.05)                   --
05/31/99                                         1.00                    0.05                  (0.05)                   --
05/31/98                                         1.00                    0.05                  (0.05)                   --
05/31/97                                         1.00                    0.05                  (0.05)                   --

CLASS II
04/30/02 (unaudited)                             1.00                    0.01                  (0.01)                   --
10/31/01(2)                                      1.00                    0.02                  (0.02)                   --

CLASS III
04/30/02 (unaudited)                             1.00                    0.01                  (0.01)                   --
10/31/01(2)                                      1.00                    0.02                  (0.02)                   --





                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       ---------------------------------------------------------------------------
                                                                           RATIO OF NET         RATIO OF            RATIO OF
                                                                            INVESTMENT         OPERATING           OPERATING
                            NET ASSET                    NET ASSETS           INCOME            EXPENSES            EXPENSES
                              VALUE                        END OF            INCLUDING          INCLUDING           EXCLUDING
                             END OF         TOTAL          PERIOD         REIMBURSEMENT/     REIMBURSEMENT/      REIMBURSEMENT/
                             PERIOD        RETURN         (IN 000S)           WAIVER             WAIVER              WAIVER
                           ----------    ----------    --------------   -----------------  ------------------   ------------------
 CLASS I
04/30/02 (unaudited)          $1.00          0.91%**       $5,090,796          1.83%*              0.28%*              0.28%*
10/31/01                       1.00          4.60%          5,378,265          4.44%               0.28%               0.29%
10/31/00(1)                    1.00          2.64%**        4,829,762          6.24%*              0.27%*              0.29%*
05/31/00                       1.00          5.26%          5,022,306          5.15%               0.30%               0.30%
05/31/99                       1.00          4.90%          4,346,037          4.79%               0.31%               0.31%
05/31/98                       1.00          5.36%          4,285,801          5.24%               0.33%               0.33%
05/31/97                       1.00          5.16%          2,591,487          5.05%               0.33%               0.34%

CLASS II
04/30/02 (unaudited)           1.00          0.85%**               53          1.71%*              0.40%*              0.40%*
10/31/01(2)                    1.00          2.48%**               52          4.34%*              0.38%*              0.39%*

CLASS III
04/30/02 (unaudited)           1.00          0.80%**           65,461          1.61%*              0.50%*              0.53%*
10/31/01(2)                    1.00          2.43%**           44,102          4.24%*              0.48%*              0.53%*


------------------------------------------------
*   Annualized
**  Not Annualized
(1) The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Treasury Money Market Fund.
(2) The Fund began offering Class II Shares and Class III Shares on March 1,
    2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $0.01, $0.05 and $0.03, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.01 and $0.02, respectively. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.01 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      18 - 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund, Institutional Money Market Fund and Institutional Treasury Money Market Fund (individually, a "Fund," and collectively the "Funds") only.

  The Institutional Government Money Market Fund is authorized to issue one series of shares (Class I Shares). The Institutional Money Market Fund and Institutional Treasury Money Market Fund are authorized to issue three series of shares (Class I Shares, Class II Shares and Class III Shares). Class I Shares, Class II Shares and Class III Shares are substantially the same, except that each series bears the following specific expenses: shareholder servicing fees and/or transfer agency charges.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, requires investment companies to amortize premiums and discounts on fixed income securities. The Trust currently amortizes premiums and discounts on money market securities. Accordingly, the adoption of the Guide will have no significant effect on the Funds' financial statements.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each of the Funds (see Note 4).

  The Trust and PFPC Inc., a member of PNC Financial Services Group, are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

  In addition, PFPC, Inc. provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds.

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  At a meeting held on April 24, 2002, the Board of Trustees of the Trust approved, subject to certain conditions, the following new service agreements with respect to the Trust: (i) an Administration Agreement with Fleet; and (ii) a Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc., an affiliate of Fleet. These new service agreements are expected to go into effect on or about July 1, 2002. It is anticipated that PFPC, Inc., the Trust's current administrator, will serve as sub-administrator pursuant to a sub-administration agreement with Fleet.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Class II Shares and Class III Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund. The Services Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Class II Shares and/or Class III Shares, at aggregate annual rates not to exceed 0.50% and 0.50% of the average daily net assets of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to aggregate annual rates not to exceed (i) 0.15% of the average daily net assets of the outstanding Class II Shares beneficially owned by such customers, and (ii) 0.25% of the average daily net

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

assets of the outstanding Class III Shares beneficially owned by such customers. For the six months ended April 30, 2002, the Funds paid fees under the Services Plan as follows:

                                                     SERVICES PLAN
                                                     -------------
FUND                                            CLASS II     CLASS III
----                                            --------     ---------
Institutional Money Market Fund ...........     $     --      $    378
Institutional Treasury Money Market Fund ..           --        66,078

  Class I, Class II and Class III Shares of a Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Class I Shares of the Funds also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Class I Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 2002, transfer agent charges for each series were as follows:

FUND                          CLASS I     CLASS II     CLASS III
----                          -------     --------     ---------
Institutional Government
 Money Market Fund .......  $     2,625   $     N/A    $    N/A
Institutional
 Money Market Fund .......        2,797          24          50
Institutional Treasury
 Money Market Fund .......       55,560          31       1,070

  Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the six months ended April 30, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Funds would not exceed certain expense limitations. The Investment Advisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 2002, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                 EXPENSES
FUND                             FEES WAIVED    REIMBURSED
-----                            -----------    ----------
Institutional Government
 Money Market Fund...........     $   3,868     $      --
Institutional
 Money Market Fund...........         3,868           114
Institutional Treasury
 Money Market Fund...........         3,868         9,612

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-six classes of shares each consisting of one or more series of shares.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Class II Shares and Class III Shares of a Fund bear the expense of payments under the Services Plan and Class I Shares, Class II Shares and Class III Shares each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Institutional Select Money Market Fund were transferred to the Galaxy Institutional Money Market Fund in exchange for 437,135,341 Class I Shares of the Galaxy Institutional Money Market Fund and (ii) all of the assets and liabilities of the Pillar U.S. Treasury Securities Plus Money Market Fund were transferred to the Galaxy Institutional Treasury Money Market Fund in exchange for 30,092,163 Class III Shares of the Galaxy Institutional Treasury Money Market Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:


                                                          BEFORE                            AFTER
                                                        ACQUISITION                       ACQUISITION
                                          ----------------------------------------    ---------------------
                                               GALAXY         PILLAR INSTITUTIONAL          GALAXY
                                         INSTITUTIONAL MONEY      SELECT MONEY         INSTITUTIONAL MONEY
                                             MARKET FUND           MARKET FUND            MARKET FUND
                                          ------------------  --------------------    ---------------------
Net Assets                                $     741,220,910     $     437,128,341     $   1,178,349,251
Shares Outstanding                              741,283,392           437,135,341         1,178,418,733
Net Asset Value, per share                $              --     $            1.00     $              --
Class I Net Asset Value, per share        $            1.00     $              --     $            1.00

                                                          BEFORE                            AFTER
                                                        ACQUISITION                       ACQUISITION
                                          ----------------------------------------    -------------------
                                         GALAXY INSTITUTIONAL  PILLAR U.S. TREASURY  GALAXY INSTITUTIONAL
                                            TREASURY MONEY        SECURITIES PLUS       TREASURY MONEY
                                             MARKET FUND        MONEY MARKET FUND        MARKET FUND
                                          ------------------  --------------------    -------------------
Net Assets                                $   5,295,813,082     $      30,070,054     $   5,325,883,136
Shares Outstanding                            5,295,799,820            30,092,163         5,325,891,983
Net Asset Value, per share                $              --     $            1.00     $              --
Class III Net Asset Value, per share      $            1.00     $              --     $            1.00



7.   CAPITAL LOSS CARRYFORWARDS

  As of October 31, 2001, the following Funds had capital loss carryforwards:

FUND                                   AMOUNT       EXPIRATION
-----                                ----------    ------------
Institutional Government
 Money Market Fund...........          $   5,154          2004
Institutional
 Money Market Fund*..........              1,100          2007
                                             272          2008

* The availability of a portion of these capital loss carryforwards, which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.


8.   SUBSEQUENT EVENT - CHANGE IN DISTRIBUTOR

  At a meeting held on June 10-11, 2002, the Board of Trustees of the Trust approved a new Distribution Agreement with Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. The new Distribution Agreement is expected to go into effect on or about July 1, 2002, at which time LFDI will replace PFPC Distributors, Inc., as the Trust's distributor.

                       This page left blank intentionally.

[GRAPHIC OMITTED]
GALAXY FUNDS LOGO

4400 Computer Drive
P.O. Box 5108
Westborough, MA 01581-5108


   PRESORTED
   STANDARD Postage Paid
   Permit No. 105
   North Reading, MA

SAINSMM (07/01/02)